RISK MANAGEMENT - Modified financial assets - Restructured loans (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Restructured loans	$ 5,122,698	$ 7,451,087
Country of domicile [member]
Disclosure of financial assets [line items]
Restructured loans	5,089,268	5,495,475
Foreign countries [member]
Disclosure of financial assets [line items]
Restructured loans	$ 33,430	$ 1,955,612